Commitments and contingencies - Future minimum payments, cooperation agreements (Details) - Mar. 31, 2022 - Co-operation agreement ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Future minimum payments under cooperation agreements
2023	¥ 7,100	$ 1,120
2024	7,100	1,120
2025	7,100	1,120
2026	5,933	936
2027	3,600	568
2028 and thereafter	9,300	1,467
Total payments	¥ 40,133	$ 6,331